Property and Equipment, Net (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 532	$ 464
Less - accumulated depreciation	(165)	(107)
Property Plant And Equipment Net	367	357
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	70	43
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	33	27
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	399	364
Website development [Member]
Property, Plant and Equipment [Line Items]
Cost	14	14
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 16	$ 16